LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 963,468		¥ 846,156
Accumulated amortization	(95,703)		(79,943)
Land use rights, net	¥ 867,765	$ 124,089	¥ 766,213